Income taxes - Summary of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance, beginning of year	$ 21,398	$ 41,925	$ 45,865
Increases to tax positions related to current year	120	0	0
Increases to tax positions related to prior years	0	0	2,453
Decreases to tax positions related to prior years	(4,796)	(16,853)	(6,912)
Settlements during current year	0	(8,598)	(5,121)
Interest and penalties	1,799	2,753	5,687
Currency translation adjustment		2,171
Currency translation adjustment	(3,597)		(47)
Balance, end of year	$ 14,924	$ 21,398	$ 41,925